Long term loans (Details) $ in Thousands						1 Months Ended						12 Months Ended
	Dec. 19, 2025 item	Jan. 22, 2025 item	Aug. 09, 2024 USD ($) item	Jun. 21, 2024 USD ($) item	Jun. 12, 2024 item	Jan. 31, 2026 item	Dec. 31, 2025 USD ($) item	Jan. 31, 2025 USD ($) item	Aug. 31, 2024 USD ($) item	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Long term loans
Proceeds from borrowings from long-term loan													$ 9,937
Principal loan												$ 16,972
Current portion of long-term loans							$ 28,515					28,515	16,658
Interest expense												1,966	$ 521
Subsequent events
Long term loans
Bitcoins pledged as collateral | item						130
Agreements 1
Long term loans
Term of loan					18 months
Interest rate					2.75%
Number of bitcoins pledged | item					330						330
Loan-to-value ratio					68.00%
Minimum percentage of loan to fair market value of bitcoins pledged					70.00%
Fair value of bitcoin pledged											$ 21,041
Proceeds from borrowings from long-term loan										$ 2,767
Fair value of loan											11,248
Principal loan												$ 8,931
Bitcoins pledged as collateral | item												200
Agreements 1 | Tether
Long term loans
Amount of loan											14,308,156
Proceeds from borrowings from long-term loan										2,769,869	11,252,124
Issuance cost										$ 107,548	$ 178,615
Agreements 1.1
Long term loans
Term of loan		18 months
Interest rate		2.50%
Number of bitcoins pledged | item		300						300
Minimum percentage of loan to fair market value of bitcoins pledged		70.00%
Fair value of bitcoin pledged								$ 31,099
Fair value of loan								20,742
Agreements 1.1 | Tether
Long term loans
Amount of loan								21,165,052
Proceeds from borrowings from long-term loan								20,741,751
Issuance cost								$ 423,301
Agreements 1.2
Long term loans
Term of loan	18 months
Interest rate	2.50%
Number of bitcoins pledged | item	200
Minimum percentage of loan to fair market value of bitcoins pledged	70.00%
Agreement 2
Long term loans
Term of loan				18 months
Interest rate				6.75%
Number of bitcoins pledged | item				200							200
Loan-to-value ratio				80.00%
Fair value of bitcoin pledged											$ 12,370
Amount of loan				$ 8,041							8,041
Proceeds from borrowings from long-term loan											7,920
Issuance cost											$ 121
Principal loan												$ 8,041
Bitcoins pledged as collateral | item												200
Agreement 3
Long term loans
Term of loan			18 months
Interest rate			5.00%
Number of bitcoins pledged | item			70						70
Minimum percentage of loan to fair market value of bitcoins pledged			50.00%
Fair value of bitcoin pledged									$ 4,117
Amount of loan			$ 2,058						2,058
Proceeds from borrowings from long-term loan									2,017
Issuance cost									$ 41
Agreement 4
Long term loans
Number of bitcoins pledged | item							400
Fair value of bitcoin pledged							$ 34,184					$ 34,184
Fair value of loan							23,752					23,752
Agreement 4 | Tether
Long term loans
Amount of loan							24,244,102					$ 24,244,102
Proceeds from borrowings from long-term loan							23,759,220
Issuance cost							$ 484,882